26. Finance debt (Details 3) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		$ 63,260	$ 63,260	$ 63,260
At fair value [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		77,681	72,801
2020 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,681	4,469
2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		6,208	3,971
2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		4,246	4,689
2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		10,499	8,036
2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		9,768	8,537
2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		36,910	33,558
Total [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	69,312	$ 63,260
U.S.Dollars | At fair value [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	63,820
U.S.Dollars | 2020 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	1,309
U.S.Dollars | 2020 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	610
U.S.Dollars | 2020 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	699
U.S.Dollars | 2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	5,347
U.S.Dollars | 2021 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	3,224
U.S.Dollars | 2021 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	2,123
U.S.Dollars | 2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	2,746
U.S.Dollars | 2022 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	2,124
U.S.Dollars | 2022 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	622
U.S.Dollars | 2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	8,428
U.S.Dollars | 2023 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	7,057
U.S.Dollars | 2023 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	1,371
U.S.Dollars | 2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	8,285
U.S.Dollars | 2024 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	6,810
U.S.Dollars | 2024 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	1,475
U.S.Dollars | 2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	31,083
U.S.Dollars | 2025 onwards [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	6,454
U.S.Dollars | 2025 onwards [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[2]	24,629
U.S.Dollars | Total [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1],[2]	57,198
U.S.Dollars | Total [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1],[2]	26,279
U.S.Dollars | Total [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1],[2]	30,919
Brazilian Reais | At fair value [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		8,931
Brazilian Reais | 2020 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		256
Brazilian Reais | 2020 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		72
Brazilian Reais | 2020 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		184
Brazilian Reais | 2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		662
Brazilian Reais | 2021 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		450
Brazilian Reais | 2021 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		212
Brazilian Reais | 2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,111
Brazilian Reais | 2022 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		882
Brazilian Reais | 2022 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		229
Brazilian Reais | 2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,666
Brazilian Reais | 2023 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,511
Brazilian Reais | 2023 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		155
Brazilian Reais | 2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,469
Brazilian Reais | 2024 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,136
Brazilian Reais | 2024 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		333
Brazilian Reais | 2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		2,675
Brazilian Reais | 2025 onwards [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,119
Brazilian Reais | 2025 onwards [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,556
Brazilian Reais | Total [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	7,839
Brazilian Reais | Total [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	5,170
Brazilian Reais | Total [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	2,669
Euro | At fair value [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		3,044
Euro | 2020 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		54
Euro | 2020 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | 2020 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		54
Euro | 2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		199
Euro | 2021 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | 2021 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		199
Euro | 2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		389
Euro | 2022 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | 2022 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		389
Euro | 2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		405
Euro | 2023 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | 2023 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		405
Euro | 2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		14
Euro | 2024 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | 2024 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		14
Euro | 2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,406
Euro | 2025 onwards [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | 2025 onwards [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,406
Euro | Total [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	2,467
Euro | Total [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Euro | Total [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		2,467
Pound Sterling | At fair value [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,885
Pound Sterling | 2020 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		61
Pound Sterling | 2020 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2020 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		61
Pound Sterling | 2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2021 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2021 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2022 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2022 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2023 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2023 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2024 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2024 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,746
Pound Sterling | 2025 onwards [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | 2025 onwards [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1,746
Pound Sterling | Total [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	1,807
Pound Sterling | Total [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
Pound Sterling | Total [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	1,807
other currencies [member] | 2020 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1
other currencies [member] | 2020 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2020 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1
other currencies [member] | 2021 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2021 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2021 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2022 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2022 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2022 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2023 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2023 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2023 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2024 [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2024 [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2024 [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2025 onwards [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2025 onwards [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | 2025 onwards [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | Total [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing	[1]	1
other currencies [member] | Total [member] | Floating rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing
other currencies [member] | Total [member] | Fixed rate debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		1
other currencies [member] | At fair value [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Financing		$ 1

[1]	The average maturity of outstanding debt as of June 30, 2020 is 10.12 years (10.79 years as of December 31, 2019).
[2]	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.